Investments in equity investees	12 Months Ended
Dec. 31, 2020
Investments in equity investees
Investments in equity investees

9. Investments in equity investees

(a)Investments in equity method investees

The Group holds 51% equity interest and CJ O Shopping holds 49% equity interest of Shanghai Baozun-CJ E-commerce Co., Ltd. ("BCJ"). Prior to October 2019, as significant operational matters require the agreement of CJ O Shopping, the Group accounted for this investment using the equity method. Share of loss in equity method investment of RMB2,175 and RMB1,099 was recognized for the years ended December 31, 2018 and the period from January 2019 through October 2019, respectively.

In October 2019, the Group and CJ O Shopping signed an agreement whereby CJ O Shopping waived its participating rights in exchange for a put option that allows CJ O Shopping to sell its 49% equity interest in the BCJ for a consideration of approximately RMB9.0 million in the event that BCJ’s net assets is less than RMB3,000. As such, the Group has obtained control over BCJ and accounted for BCJ as a consolidated subsidiary. The gain as the difference between the carrying amount of its previously held equity interest in BCJ upon consolidation which was RMB8,848 and the acquisition-date fair value was immaterial. The fair value of the put option on the acquisition date was nil based on a valuation performed by the Group. The fair values of acquired assets, assumed liabilities and noncontrolling interests of CJ O Shopping on the acquisition date were RMB41,920, RMB24,536 and RMB8,473, respectively. (Note 14)

In January 2018, the Group invested RMB13,328 to establish an E-commerce joint venture with Beijing Pengtai Interactive Advertising Co., Ltd. (“Beijing Pengtai”) through a joint venture agreement. Baozun holds 49% equity interest and Beijing Pengtai holds 51% equity interest. Share of income in equity method investment of RMB1,229, RMB6,975 and RMB7,363 was recognized for the years ended December 31, 2018, 2019 and 2020, respectively.

In July 2018, the Group entered into a joint venture agreement to establish an E-commerce joint venture with FRAG COMERCIO International SL (“FRAG”), each of which holds 50% equity interest with a total consideration of RMB500. Share of loss in equity method investment of RMB50, RMB450 and nil was recognized for the years ended December 31, 2018, 2019 and 2020, respectively.

In June 2019, the Group entered into an agreement with Hangzhou Juxi Technology Co., Ltd. ("Juxi") to acquire 10% equity interest with a total consideration of RMB15,000. As the Group has significant influence over Juxi, it is accounted for under the equity method of accounting. Share of loss of RMB595 and gain of RMB26 in equity method investment was recognized for the years ended December 31, 2019 and 2020, respectively.

In December 2019, the Group entered into an agreement with Jiangsu Shanggao Supply Chain Co., Ltd. ("Shanggao") to acquire 10% equity interest with a total consideration of RMB1,500. As the Group has significant influence over Shanggao, it is accounted for under the equity method of accounting. Share of loss in equity method investment of RMB63 and share of income in equity method investment of RMB59 was recognized for the years ended December 31, 2019 and 2020, respectively.

In January 2020, the Group entered into an agreement with Signify Lighting Technology (Shanghai) Co., Ltd. ("Signify") to acquire 20% equity interest with a total consideration of RMB6,000. As the Group has significant influence over Signify, it is accounted for under the equity method of accounting. Share of loss in equity method investment of RMB3,368 was recognized for the year ended December 31, 2020.

In September 2020, the Group entered into an agreement with Hangzhou Baichen Technology Co., Ltd. ("Baichen") to acquire 30% equity interest with a total consideration of RMB4,500. As the Group has significant influence over Baichen, it is accounted for under the equity method of accounting. Share of income in equity method investment of RMB1,389 was recognized for the year ended December 31, 2020.

(b)Investments in equity securities without readily determinable fair values

As of December 31, 2019 and 2020, investments in equity securities without readily determinable fair value were both nil.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. The Group recognized impairment losses of RMB9,021, RMB9,021, and RMB10,800 for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2020, The Group's equity investments in six private companies that operate in the online tool and marketplace development and digital marketing solution businesses had been fully impaired due to their deteriorating financial conditions.